UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Manager of Account Operations
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 03/31/2001
----------------------------      -----------------------    ----------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   148

Form 13F Information Table Value Total:   $466,752,111
                                           (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                    QUARTERLY REPORT ENDING MARCH 31, 2001

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101    829,378 109,215         Defined               87,745            21,470
AFLAC Inc.                        Common         001055102  3,172,649 118,118         Defined              108,568             9,550
AOL Time Warner, Inc.             Common         00184A105  1,314,146  32,249          Sole                 32,249                 0
Abbott Laboratories, Inc.         Common         002824100  8,054,497 173,215         Defined              157,725            15,490
Adobe Systems Inc                 Common         00724F101  2,043,767  62,750         Defined               55,200             7,550
Agilent Technologies              Common         00846U101    227,160   7,572         Defined                6,420             1,152
Air Porducts & Chem               Common         009158106    242,240   6,400          Sole                  6,400                 0
Alcoa Inc.                        Common         013817101    940,742  26,840         Defined               26,065               775
Alltel Corp.                      Common         020039103    361,434   6,835         Defined                3,700             3,135
Alltrista Corp.                   Common         020040101    492,076  37,852         Defined               12,237            25,615
American General Corp             Common         026351106    382,639  10,350         Defined               10,250               100
American Home Products Co         Common         026609107  2,146,482  36,692         Defined               36,692                 0
American Intl Group Inc.          Common         026874107 18,928,396 242,330         Defined              206,541            35,789
Anheuser-Busch Cos Inc.           Common         035229103  2,095,848  46,093         Defined               44,368             1,725
Automatic Data Processing         Common         053015103  5,464,468 103,006         Defined               82,456            20,550
Avery Dennison Corp.              Common         053611109  4,263,796  82,075         Defined               73,440             8,635
B B & T Corp.                     Common         054937107  1,436,574  41,376         Defined               37,151             4,225
BJ Services Co.                   Common         055482103    495,381   7,215         Defined                6,965               250
BP Amoco PLC SPONS ADR            Common         055622104 16,721,182 343,845         Defined              301,599            42,246
Ball Corp.                        Common         058498106 22,566,920 498,937         Defined              157,700           341,237
Bank One Corp                     Common         06423A103  6,532,914 181,874         Defined              181,608               266
Baxter International              Common         071813109    946,647  10,075         Defined                6,800             3,275
Bed Bath & Beyond                 Common         075896100    593,844  25,610         Defined               23,360             2,250
Bellsouth Corp.                   Common         079860102  5,863,164 143,705         Defined              127,225            16,480
Biogen N V                        Common         090597105    444,400   7,040         Defined                3,540             3,500
Biomet Inc                        Common         090613100  1,861,038  47,415         Defined               35,415            12,000
Brinker International Inc.        Common         109641100  1,696,274  62,021         Defined               57,371             4,650
Bristol Myers Squibb Co.          Common         110122108  2,738,730  45,975         Defined               37,980             7,995
CIGNA Corp.                       Common         125509109    526,750   5,000          Sole                  5,000                 0
CVS Corp.                         Common         126650100    807,855  14,311         Defined               11,845             2,466
Cardinal Health Inc.              Common         14149Y108  4,143,246  44,256         Defined               39,031             5,225
Cinergy Corporation               Common         172474108    768,130  23,312         Defined               13,882             9,430
Cisco Systems                     Common         17275R102  3,022,168 198,175         Defined              189,150             9,025
Citigroup, Inc.                   Common         172967101  5,524,651 123,594         Defined              116,056             7,538
Coca Cola Company                 Common         191216100  2,390,768  53,701         Defined               53,276               425
Colgate-Palmolive                 Common         194162103  2,519,541  46,486         Defined               45,786               700
Comcast CL A                      Common         200300200  1,030,836  24,580         Defined               23,355             1,225
Comverse Technology, Inc.         Common         205862402    261,941   4,415         Defined                4,415                 0
Conagra Inc.                      Common         205887102    251,500  13,980         Defined               13,930                50
Concord EFS Inc.                  Common         206197105  3,201,390  71,142         Defined               62,501             8,641
Constellation Energy Group Inc.   Common         210371100    398,767   9,250         Defined                9,250                 0
Danaher Corp.                     Common         235851102  1,190,000  21,660         Defined               18,660             3,000
Dell Computer                     Common         247025109  2,419,301  89,810         Defined               87,795             2,015
Dover Corp.                       Common         260003108  1,923,348  53,815         Defined               43,115            10,700
Duke Energy Corp.                 Common         264399106    248,294   5,983         Defined                2,275             3,708
EMC Corporation                   Common         268648102  4,579,709 157,921         Defined              139,671            18,250
Emerson Electric Co.              Common         291011104    297,754   4,924         Defined                4,924                 0
Enron Corporation                 Common         293561106  1,762,176  31,860         Defined               28,640             3,220
Equifax Inc.                      Common         294429105  1,042,470  33,000         Defined               32,950                50
Expres Scripts, Inc. CL A         Common         302182100    302,383   3,565         Defined                2,400             1,165
Exxon Mobil Corp                  Common         30231G102 19,405,585 247,868         Defined              234,171            13,697
FPL Group Inc.                    Common         302571104    475,830   7,775         Defined                7,750                25
Fastenal Co.                      Common         311900104    281,875   5,000          Sole                      0             5,000
Federal Home Loan Mtg. Corp.      Common         313400301    303,900   4,744         Defined                4,494               250
Federal National Mtg. Assn.       Common         313586109  2,494,504  31,576         Defined               28,226             3,350
Federated Investors Inc. CL B     Common         314211103    248,458   8,795         Defined                5,370             3,425
First Merchants Corp.             Common         320817109  3,181,569 138,703         Defined               95,013            43,690
Fiserv Inc.                       Common         337738108  1,628,860  33,115         Defined               30,115             3,000
General Dynamics                  Common         369550108  1,597,690  25,790         Defined               22,035             3,755
General Electric Company          Common         369604103 17,094,225 412,904         Defined              373,699            39,205
General Motors Corp.              Common         370442105    419,428   8,052         Defined                8,052                 0
Gillette Company                  Common         375766102    230,100   7,375         Defined                7,375                 0
Glaxo Wellcome PLC                Common         37733W105    435,947   8,498          Sole                  8,498                 0
Guidant Corp                      Common         401698105  1,158,331  25,045         Defined               22,540             2,505
Harley Davison Inc.               Common         412822108    547,118  14,775         Defined               12,035             2,740
Hewlett-Packard Co.               Common         428236103  3,476,965 113,478         Defined               93,468            20,010
Hillenbrand Industries IN         Common         431573104    544,590  11,453         Defined               11,453                 0
Home Depot Inc.                   Common         437076102  9,981,757 233,984         Defined              214,592            19,392
Honeywell Int'l Inc               Common         438516106    700,229  17,311         Defined               17,011               300
Illinois Tool Works Inc.          Common         452308109  4,582,322  80,760         Defined               72,820             7,940
Intel Corp.                       Common         458140100  9,163,225 344,962         Defined              299,820            45,142
International Business Machine    Common         459200101  1,503,627  15,821         Defined               10,891             4,930
Interpublic Group Cos Inc.        Common         460690100 10,598,232 310,981         Defined              298,306            12,675
JP Morgan Chase & Co.             Common         46625H100    746,781  17,367         Defined               16,292             1,075
Jefferson-Pilot                   Common         475070108  2,381,432  36,214         Defined               32,209             4,005
Johnson and Johnson               Common         478160104  4,772,431  53,999         Defined               38,314            15,685
Johnson Controls                  Common         478366107  1,264,847  20,490         Defined               18,665             1,825
Kellogg Co.                       Common         487836108    325,611  12,100         Defined               10,200             1,900
Kohls Corporation                 Common         500255104  5,092,180  83,410         Defined               77,610             5,800
L-3 Communications Hldgs. Inc.    Common         502424104    842,812  10,875         Defined               10,475               400
Lancaster Colony Corp             Common         513847103  1,200,994  43,085         Defined               35,025             8,060
Legg Mason, Inc.                  Common         524901105    470,805  10,995         Defined               10,995                 0
Lexmark Intl Group Inc Cl. A      Common         529771107    827,644  18,210         Defined               14,885             3,325
Lilly (Eli) and Co.               Common         532457108 11,347,884 149,906         Defined              134,385            15,521
Lincoln National Corp. of Indiana Common         534187109  4,777,315 114,729         Defined               83,492            31,237
Linear Technology                 Common         535678106  2,669,040  63,360         Defined               59,995             3,365
Loews Corp.                       Common         540424108    206,919   3,620          Sole                  3,620                 0
Lucent Technologies               Common         549463107  1,117,251 119,110         Defined              117,123             1,987
MBNA Corp                         Common         55262L100  4,196,583 130,857         Defined              124,227             6,630
Marsh & McLennan COS              Common         571748102  4,265,764  45,770         Defined               44,185             1,585
Marsh Supermarkets Inc. Cl. B     Common         571783208  1,961,712 163,476         Defined              163,476                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  1,895,341 129,596         Defined              129,596                 0
McDonald's Corp.                  Common         580135101  1,089,109  41,114         Defined               41,114                 0
Medtronic Inc.                    Common         585055106  6,263,999 133,932         Defined              112,875            21,057
Mellon Financial Corp             Common         58551A108    295,354   7,483         Defined                4,555             2,928
Merck and Co. Inc.                Common         589331107  7,007,893  94,446         Defined               83,096            11,350
Merrill Lynch & Co. Inc.          Common         590188108  3,916,080  70,560         Defined                  400            70,160
Microsoft Corp.                   Common         594918104  2,364,401  42,698         Defined               29,193            13,505
Minnesota Mining and Mfg          Common         604059105  1,248,814  12,148         Defined               10,858             1,290
Morgan Stanley, Dean Witter & Co. Common         617446448    900,482  16,775         Defined               16,755                20
National City Corporation         Common         635405103  8,615,878 327,351         Defined               20,676           306,675
National Fuel and Gas Co.         Common         636180101  3,225,618  62,055         Defined               52,210             9,845
ADR Nokia Corp Sponsered Finland  Common         654902204  1,456,968  60,305         Defined               56,125             4,180
Nortel Networks Corp New          Common         656568102  1,460,295 108,170         Defined               99,220             8,950
Northern Trust Corp               Common         665859104  1,461,425  23,860         Defined               23,735               125
Old National Bancorp              Common         680033107 12,793,016 576,262         Defined              433,775           142,487
Old Republic Int'l Corp           Common         680223104  3,162,879 113,650          Sole                113,650                 0
Paychex Inc.                      Common         704326107 10,911,889 290,017         Defined              242,219            47,798
Pepsico Inc.                      Common         713448108  2,726,220  63,034         Defined               58,269             4,765
Pfizer Inc.                       Common         717081103  7,968,807 199,270         Defined              174,596            24,674
Pharmacia Corp                    Common         71713U102    242,268   4,858         Defined                3,058             1,800
Philip Morris Cos Inc.            Common         718154107    551,657  11,780         Defined               11,780                 0
Pitney Bowes                      Common         724479100    392,394  11,558         Defined               10,608               950
Pitney Bowes Inc.                 Common         724479308    600,000   1,000          Sole                  1,000                 0
T Rowe Price                      Common         74144T108  1,965,715  63,795         Defined               49,870            13,925
Procter and Gamble Co.            Common         742718109  2,918,991  47,657         Defined               40,257             7,400
Royal Dutch Petroleum New         Common         780257804    694,788  12,530         Defined                4,130             8,400
SBC Communications                Common         78387G103  9,541,033 219,435         Defined              194,507            24,928
Standard & Poors Depository       Common         78462F103  2,403,831  20,816         Defined                9,586            11,230
Safeway                           Common         786514208  1,196,390  21,820         Defined               19,510             2,310
Sara Lee Corp.                    Common         803111103  1,215,109  56,543         Defined               52,093             4,450
Scana Corp.                       Common         80589M102    238,500   9,000          Sole                  9,000                 0
Schering-Plough Corp.             Common         806605101  4,592,680 123,959         Defined              111,989            11,970
Schlumberger LTD                  Common         806857108  1,282,649  22,195         Defined               19,165             3,030
Schwab (Charles) Corp             Common         808513105    568,237  37,164         Defined               30,802             6,362
Sigma-Aldrich Corp.               Common         826552101    211,174   4,250         Defined                4,250                 0
Solectron Corp.                   Common         834182107  1,554,157  83,110         Defined               70,530            12,580
Southwest Airlines                Common         844741108    965,945  55,610         Defined               46,225             9,385
State Street Corp.                Common         857477103  4,387,871  47,819         Defined               47,819                 0
Stryker Corp                      Common         863667101  1,188,072  22,760         Defined               22,760                 0
Sun Life Financial                Common         866796105  1,416,278  76,144          Sole                 76,144                 0
Sun Microsystems                  Common         866810104  3,280,260 223,147         Defined              207,846            15,301
Sungard Data Systems Inc.         Common         867363103    843,264  17,280         Defined               17,180               100
Synovous Financial Corp.          Common         87161C105  3,237,782 122,876         Defined              121,939               937
Sysco Corp.                       Common         871829107  9,575,707 365,485         Defined              331,595            33,890
TJX Companies, Inc.               Common         872540109  1,475,712  46,116         Defined               40,106             6,010
Target Corp                       Common         87612E106  5,941,145 167,545         Defined              159,670             7,875
Tellabs, Inc. Delaware            Common         879664100  2,631,514  65,890         Defined               53,000            12,890
Tyco Intl LTD New                 Common         902124106  7,899,626 187,417         Defined              173,192            14,225
US Bancorp                        Common         902973304  1,275,964  56,634         Defined               55,411             1,223
United Technologies Corp.         Common         913017109  5,394,438  72,360         Defined               65,575             6,785
Vectren Corp.                     Common         92240G101  1,858,345  88,115         Defined               88,115                 0
Verizon Communications Inc.       Common         92343V104  2,186,689  45,367         Defined               44,467               900
Wachovia Corp.                    Common         929771103    964,095  16,500         Defined               16,500                 0
Wal-Mart Stores Inc.              Common         931142103  1,147,049  22,660         Defined               21,660             1,000
Walgreen Company                  Common         931422109 10,276,217 254,993         Defined              242,606            12,387
Werner Enterpises                 Common         950755108    282,622  16,748         Defined               16,536               212
Willamette Ind., Inc.             Common         969133107  1,597,339  34,755         Defined               21,455            13,300
GRAND TOTAL                                               466,752,111
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